Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Schedule of Share-Based Payment Arrangement By Share-Based Payment Award, Performance Criteria
The table below shows the performance criteria and the corresponding weight of the LTI performance plans granted in 2021.

LTI performance plan criteria	Market / Non-Market element	Weight
Total Shareholder Return	Market	30%
ROAIC	Non-Market	40%
Technology Leadership Index	Non-Market	20%
Sustainability	Non-Market	10%
Total		100%

Schedule of Assumptions Used for Calculation of the Fair Value of Shares
The most important assumptions for the calculation of the fair value of shares for the LTI performance plans, which include a market based performance criteria, are set out in the following table:

Year ended December 31	2019	2020	2021
Share price in € at grant date	199.5	270.7	462.9
Expected volatility ASML	29.8%	28.9%	38.5%
Expected volatility PHLX index	24.8%	24.7%	35.3%
Vesting period	2.5 years	2.9 years	2.9 years
Dividend yield	1.1%	0.9%	0.6%
Risk free interest rate (Eurozone)	(0.8)%	(0.6)%	(0.8)%
Risk free interest rate (US)	1.8%	1.5%	0.2%

Schedule of Expenses for Share Plans
Expenses for LTI plans, including the Board of Management, were as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Total incurred expenses	74.6	53.9	117.5
Recognized income tax benefit (excluding excess income tax benefits)	5.9	6.6	8.2
Total expected expenses in future periods	95.8	85.9	125.4
Weighted average period in which these expected expenses are to be recognized	1.6 years	1.6 years	1.7 years

Schedule of Shares Activity During Period
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2019	2020	2021	2019	2020	2021
Total fair value at vesting date of shares vested during the year (in millions)	58.7	124.9	156.9	54.9	133.9	164.0
Weighted average fair value of shares granted	190.33	297.05	547.79	206.90	302.75	498.64
A summary of the status of conditionally outstanding shares as of December 31, 2021, and changes during the year ended December 31, 2021, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2021	555,094	201.44	444,754	225.26
Granted	120,665	547.79	69,440	498.64
Vested	(222,085)	273.86	(205,945)	270.80
Forfeited	(1,469)	458.46	(11,248)	349.44
Conditional shares outstanding at December 31, 2021	452,205	303.32	297,001	416.07
Details with respect to stock options exercised and outstanding are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2019	2020	2021	2019	2020	2021
Weighted average share price at the exercise date of stock options	201.52	302.20	583.33	225.70	355.44	658.16
Aggregate intrinsic value of stock options exercised (in millions)	4.3	4.8	5.7	2.3	3.7	4.1
Weighted average remaining contractual term of currently exercisable options (in years)	4.16	3.55	2.81	4.40	3.66	2.93
Aggregate intrinsic value of exercisable stock options (in millions)	17.7	22.4	36.7	11.8	16.9	24.9
Aggregate intrinsic value of outstanding stock options (in millions)	17.7	22.4	36.7	11.8	16.9	24.9

Schedule of Number and Weighted Average Exercise Prices of Stock Options Activity
The number and weighted average exercise prices of stock options as of December 31, 2021, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2021	68,540	70.02	42,255	86.87
Granted [1]	—	—	—	—
Exercised	(10,717)	48.77	(7,004)	69.32
Forfeited	100	28.77	—	—
Expired	—	—	—	—
Outstanding, December 31, 2021	57,923	73.87	35,251	90.36
Exercisable, December 31, 2021	57,923	73.87	35,251	90.36
1.As of 2017 we no longer grant options to our employees.
Schedule of Range of Exercise Prices, Number of Outstanding Options, and Weighted Average Remaining Contractual Life of Oustanding Options
Details with respect to stock options exercised in the relevant year and outstanding stock options as of December 31, 2021 are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)	Range of exercise prices (USD)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)
25 - 40	234	0.08	25 - 40	—	0.00
40 - 50	5,902	0.80	40 - 50	291	0.05
50 - 60	5,376	1.95	50 - 60	1,699	0.62
60 - 70	12,355	1.94	60 - 70	393	1.06
70 - 80	10,920	3.35	70 - 80	843	1.30
80 - 90	11,625	3.85	80 - 90	9,036	2.89
90 - 100	11,511	3.69	90 - 100	16,062	3.02
100 - 110	—	0.00	100 - 110	6,927	3.74
Total	57,923	2.81	Total	35,251	2.93